Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communication Services - 4.4%
Alphabet, Inc. - Class A	2,951	$520,055
Cable One, Inc.	1,716	233,050
Cargurus, Inc. (a)	15,652	523,872
Cars.com, Inc. (a)	40,462	479,475
Electronic Arts, Inc.	3,157	504,173
Eventbrite, Inc. - Class A (a)	216,081	568,293
John Wiley & Sons, Inc. - Class A	10,235	456,788
Netflix, Inc. (a)	504	674,922
New York Times Co. - Class A	9,496	531,586
Omnicom Group, Inc.	5,716	411,209
Paramount Global - Class B (b)	38,122	491,774
Pinterest, Inc. - Class A (a)	14,704	527,285
TEGNA, Inc.	25,020	419,335
T-Mobile US, Inc.	1,712	407,901
		6,749,718

Consumer Discretionary - 13.7%
Asbury Automotive Group, Inc. (a)	2,067	493,062
Booking Holdings, Inc.	102	590,502
Boot Barn Holdings, Inc. (a)	4,246	645,392
Burlington Stores, Inc. (a)	1,916	445,738
Carter's, Inc.	11,147	335,859
Cheesecake Factory, Inc.	9,370	587,124
Chipotle Mexican Grill, Inc. (a)	9,083	510,010
Columbia Sportswear Co.	6,025	368,007
Crocs, Inc. (a)	4,295	434,998
Deckers Outdoor Corp. (a)	4,079	420,423
Dorman Products, Inc. (a)	3,785	464,306
Etsy, Inc. (a)	9,666	484,847
Five Below, Inc. (a)	6,084	798,099
Floor & Decor Holdings, Inc. - Class A (a)	5,668	430,541
Frontdoor, Inc. (a)	11,871	699,677
Gentherm, Inc. (a)	17,054	482,458
G-III Apparel Group Ltd. (a)	16,671	373,430
H&R Block, Inc.	8,308	456,026
Haverty Furniture Cos., Inc.	23,124	470,573
Helen of Troy Ltd. (a)	8,522	241,854
Home Depot, Inc.	1,247	457,200
Installed Building Products, Inc.	2,660	479,651
iRobot Corp. (a)(b)	168,749	528,184
Kontoor Brands, Inc.	7,111	469,113
La-Z-Boy, Inc.	11,666	433,625
LCI Industries	5,216	475,647
Levi Strauss & Co. - Class A	29,242	540,685
Lithia Motors, Inc.	1,556	525,648
Meritage Homes Corp.	6,675	447,025
Modine Manufacturing Co. (a)	5,942	585,287
Movado Group, Inc.	27,871	425,033
O'Reilly Automotive, Inc. (a)	4,785	431,272
Planet Fitness, Inc. - Class A (a)	4,722	514,934
Pool Corp.	1,434	417,982
Ralph Lauren Corp.	2,067	566,937
RH (a)	1,944	367,435
Rivian Automotive, Inc. - Class A (a)	36,619	503,145
Ross Stores, Inc.	3,571	455,588
Steven Madden Ltd.	17,110	410,298
TJX Cos., Inc.	3,744	462,347
Visteon Corp. (a)	5,876	548,231
Wayfair, Inc. - Class A (a)	14,232	727,825
YETI Holdings, Inc. (a)	13,775	434,188
		20,940,206

Consumer Staples - 3.6%
elf Beauty, Inc. (a)	7,261	903,559
Estee Lauder Cos., Inc. - Class A	6,908	558,166
Hain Celestial Group, Inc. (a)	109,868	166,999
Marzetti Co.	2,606	450,239
Performance Food Group Co. (a)	5,800	507,326
PriceSmart, Inc.	5,193	545,473
Sprouts Farmers Market, Inc. (a)	2,989	492,109
SunOpta, Inc. (a)	93,783	543,941
TreeHouse Foods, Inc. (a)	16,832	326,878
USANA Health Sciences, Inc. (a)	16,906	516,140
Walmart, Inc.	5,197	508,163
		5,518,993

Financials - 14.8%
Ally Financial, Inc.	12,500	486,875
Amerant Bancorp, Inc.	22,088	402,664
American Express Co.	1,696	540,990
Arthur J Gallagher & Co.	1,322	423,199
Associated Banc-Corp.	20,233	493,483
Bank of Hawaii Corp.	6,611	446,441
Bank OZK	10,495	493,895
BankUnited, Inc.	13,238	471,140
Banner Corp.	7,151	458,737
BOK Financial Corp.	4,377	427,327
Brown & Brown, Inc.	3,666	406,449
Camden National Corp.	11,268	457,255
Cass Information Systems, Inc.	10,545	458,180
Cohen & Steers, Inc.	5,682	428,139
Columbia Banking System, Inc.	18,278	427,340
Comerica, Inc.	7,720	460,498
Commerce Bancshares, Inc./MO	7,329	455,644
Essent Group Ltd.	7,902	479,888
First Busey Corp.	21,110	483,102
First Citizens BancShares, Inc./NC - Class A	248	485,205
First Financial Bancorp	18,252	442,794
First Financial Bankshares, Inc.	12,692	456,658
First Horizon Corp.	23,474	497,649
Global Payments, Inc.	4,657	372,746
Hamilton Lane, Inc. - Class A	3,068	436,024
Hancock Whitney Corp.	8,692	498,921
Huntington Bancshares, Inc./OH	30,368	508,968
Jack Henry & Associates, Inc.	2,497	449,884
LPL Financial Holdings, Inc.	1,396	523,458
M&T Bank Corp.	2,641	512,328
Mastercard, Inc. - Class A	832	467,534
MGIC Investment Corp.	19,092	531,521
NMI Holdings, Inc. - Class A (a)	13,090	552,267
OneMain Holdings, Inc.	9,326	531,582
Pacific Premier Bancorp, Inc.	21,385	451,010
PayPal Holdings, Inc. (a)	6,988	519,348
Piper Sandler Cos.	1,842	511,965
Primerica, Inc.	1,605	439,240
Prosperity Bancshares, Inc.	6,390	448,834
Selective Insurance Group, Inc.	4,983	431,777
Southside Bancshares, Inc.	15,747	463,434
Visa, Inc. - Class A	1,301	461,920
W R Berkley Corp.	6,408	470,796
WaFd, Inc.	15,954	467,133
Webster Financial Corp.	8,842	482,773
Wintrust Financial Corp.	4,056	502,863
WSFS Financial Corp.	8,790	483,450
Zions Bancorp NA	9,145	474,991
		22,578,319

Health Care - 12.6%
Agios Pharmaceuticals, Inc. (a)	15,560	517,526
Alnylam Pharmaceuticals, Inc. (a)	1,690	551,092
Amgen, Inc.	1,464	408,763
Amicus Therapeutics, Inc. (a)	55,867	320,118
Arrowhead Pharmaceuticals, Inc. (a)	35,775	565,245
AtriCure, Inc. (a)	14,138	463,302
Axsome Therapeutics, Inc. (a)	3,909	408,061
Bruker Corp.	10,924	450,069
Catalyst Pharmaceuticals, Inc. (a)	18,802	408,003
Corcept Therapeutics, Inc. (a)	3,989	292,793
Cytokinetics, Inc. (a)	11,344	374,806
DexCom, Inc. (a)	6,677	582,835
Edwards Lifesciences Corp. (a)	6,292	492,097
Encompass Health Corp.	4,504	552,326
Exact Sciences Corp. (a)	10,538	559,989
Exelixis, Inc. (a)	12,352	544,414
Glaukos Corp. (a)	4,632	478,439
Globus Medical, Inc. - Class A (a)	6,232	367,813
Haemonetics Corp. (a)	7,176	535,401
Halozyme Therapeutics, Inc. (a)	7,147	371,787
IDEXX Laboratories, Inc. (a)	1,088	583,538
Insulet Corp. (a)	1,738	546,045
Integer Holdings Corp. (a)	3,865	475,279
Intuitive Surgical, Inc. (a)	923	501,567
Ironwood Pharmaceuticals, Inc. (a)	310,079	222,389
Lantheus Holdings, Inc. (a)	4,675	382,695
Masimo Corporation (a)	2,739	460,755
Medpace Holdings, Inc. (a)	1,499	470,476
Merit Medical Systems, Inc. (a)	4,315	403,366
Moderna, Inc. (a)	16,746	462,022
Neogen Corp. (a)	55,070	263,235
Neurocrine Biosciences, Inc. (a)	4,263	535,816
Penumbra, Inc. (a)	1,708	438,324
Premier, Inc. - Class A	23,657	518,798
Protagonist Therapeutics, Inc. (a)	9,429	521,141
Regeneron Pharmaceuticals, Inc.	721	378,525
Repligen Corp. (a)	3,586	446,027
Ultragenyx Pharmaceutical, Inc. (a)	12,591	457,809
United Therapeutics Corp. (a)	1,480	425,278
Veeva Systems, Inc. - Class A (a)	1,971	567,609
Vertex Pharmaceuticals, Inc. (a)	941	418,933
Waters Corp. (a)	1,239	432,461
		19,156,967

Industrials - 13.8%
AAON, Inc.	5,837	430,479
Alamo Group, Inc.	2,559	558,834
Atkore, Inc.	7,601	536,251
Automatic Data Processing, Inc.	1,494	460,750
AZZ, Inc.	5,456	515,483
Bloom Energy Corp. - Class A (a)	23,190	554,705
Brady Corp. - Class A	6,455	438,746
Builders FirstSource, Inc. (a)	3,650	425,918
Dayforce, Inc. (a)	7,816	432,928
Ennis, Inc.	22,699	411,760
Forward Air Corp. (a)	22,662	556,125
Franklin Covey Co. (a)	16,494	376,393
Franklin Electric Co., Inc.	4,858	435,957
HNI Corp.	10,283	505,718
Hub Group, Inc. - Class A	12,267	410,086
Illinois Tool Works, Inc.	1,839	454,693
JBT Marel Corp.	3,732	448,810
Johnson Controls International PLC	5,692	601,189
Kadant, Inc.	1,353	429,510
Kelly Services, Inc. - Class A	34,621	405,412
Lennox International, Inc.	815	467,191
Liquidity Services, Inc. (a)	14,706	346,915
Matson, Inc.	3,558	396,183
MSA Safety, Inc.	3,222	539,782
MYR Group, Inc. (a)	4,138	750,840
NORDSON Corp.	2,342	502,055
Paychex, Inc.	2,958	430,271
Paycom Software, Inc.	2,087	482,932
Resideo Technologies, Inc. (a)	25,758	568,221
Robert Half, Inc.	8,359	343,137
Rockwell Automation, Inc.	1,767	586,944
Rush Enterprises, Inc. - Class A	8,538	439,792
SiteOne Landscape Supply, Inc. (a)	3,755	454,130
SS&C Technologies Holdings, Inc.	5,460	452,088
Steelcase, Inc. - Class A	42,000	438,060
Sunrun, Inc. (a)(b)	77,852	636,829
Thermon Group Holdings, Inc. (a)	16,372	459,726
Trex Co., Inc. (a)	7,850	426,883
TriNet Group, Inc.	5,756	420,994
United Rentals, Inc.	728	548,475
Verisk Analytics, Inc.	1,533	477,529
Watts Water Technologies, Inc. - Class A	2,236	549,810
WW Grainger, Inc.	464	482,671
Xylem, Inc./NY	3,817	493,767
		21,084,972

Information Technology - 27.8%(c)
A10 Networks, Inc.	27,905	539,962
ACI Worldwide, Inc. (a)	8,335	382,660
Adobe, Inc. (a)	1,191	460,774
Advanced Micro Devices, Inc. (a)	4,437	629,610
Amkor Technology, Inc.	25,241	529,809
Analog Devices, Inc.	2,262	538,401
Ansys, Inc. (a)	1,442	506,459
Apple, Inc.	2,053	421,214
Applied Industrial Technologies, Inc.	2,026	470,944
Applied Materials, Inc.	3,143	575,389
Arista Networks, Inc. (a)	5,884	601,992
Asana, Inc. - Class A (a)	31,298	422,523
Autodesk, Inc. (a)	1,743	539,580
Badger Meter, Inc.	2,397	587,145
BILL Holdings, Inc. (a)	9,934	459,547
BlackLine, Inc. (a)	9,416	533,134
Box, Inc. - Class A (a)	14,776	504,896
Cadence Design System, Inc. (a)	1,794	552,821
Calix, Inc. (a)	12,866	684,343
CDW Corp./DE	2,847	508,446
Ciena Corp. (a)	7,545	613,635
Cisco Systems, Inc.	7,388	512,579
Cloudflare, Inc. - Class A (a)	4,158	814,261
Cognex Corp.	15,282	484,745
Cohu, Inc. (a)	30,998	596,402
CTS Corp.	10,972	467,517
Datadog, Inc. - Class A (a)	4,596	617,381
Docusign, Inc. (a)	5,603	436,418
Dropbox, Inc. - Class A (a)	17,073	488,288
Dynatrace, Inc. (a)	9,672	533,991
Enphase Energy, Inc. (a)	7,349	291,388
Entegris, Inc.	5,209	420,106
Extreme Networks, Inc. (a)	34,455	618,467
F5, Inc. (a)	1,715	504,759
FormFactor, Inc. (a)	16,116	554,552
Gartner, Inc. (a)	1,089	440,196
GoDaddy, Inc. - Class A (a)	2,533	456,092
HubSpot, Inc. (a)	799	444,747
Insight Enterprises, Inc. (a)	3,162	436,625
InterDigital, Inc.	2,207	494,876
International Business Machines Corp.	1,834	540,626
IPG Photonics Corp. (a)	7,221	495,722
Juniper Networks, Inc.	12,601	503,158
KLA Corp.	673	602,833
Lattice Semiconductor Corp. (a)	8,687	425,576
Littelfuse, Inc.	2,318	525,560
Lumentum Holdings, Inc. (a)	7,313	695,174
Marvell Technology, Inc.	7,673	593,890
MaxLinear, Inc. (a)	43,350	616,003
Microsoft Corp.	1,254	623,752
MKS, Inc.	5,687	565,060
MongoDB, Inc. (a)	2,600	545,974
Monolithic Power Systems, Inc.	811	593,149
NetApp, Inc.	5,360	571,108
NetScout Systems, Inc. (a)	22,429	556,463
Novanta, Inc. (a)	3,694	476,267
Nutanix, Inc. - Class A (a)	6,738	515,053
NVIDIA Corp.	4,334	684,729
Okta, Inc. (a)	4,469	446,766
Power Integrations, Inc.	9,028	504,665
Progress Software Corp.	8,857	565,431
PTC, Inc. (a)	2,944	507,369
Pure Storage, Inc. - Class A (a)	10,297	592,901
Qualcomm, Inc.	2,968	472,684
Rambus, Inc. (a)	8,805	563,696
RingCentral, Inc. - Class A (a)	18,413	522,009
Rogers Corp. (a)	6,755	462,582
Roper Technologies, Inc.	776	439,868
Salesforce, Inc.	1,701	463,846
ScanSource, Inc. (a)	13,407	560,547
ServiceNow, Inc. (a)	590	606,567
Teradyne, Inc.	5,519	496,268
Texas Instruments, Inc.	2,539	527,147
Trimble, Inc. (a)	6,945	527,681
Twilio, Inc. - Class A (a)	4,657	579,145
Universal Display Corp.	3,379	521,920
VeriSign, Inc.	1,798	519,262
Workday, Inc. - Class A (a)	1,954	468,960
Zoom Communications, Inc. - Class A (a)	6,183	482,150
Zscaler, Inc. (a)	2,298	721,434
		42,359,669

Materials - 1.9%
AptarGroup, Inc.	3,073	480,709
Balchem Corp.	2,749	437,641
Carpenter Technology Corporation	2,517	695,649
Element Solutions, Inc.	20,160	456,624
Kronos Worldwide, Inc.	60,946	377,865
Stepan Co.	8,283	452,086
		2,900,574

Real Estate - 0.3%
CoStar Group, Inc. (a)	5,757	462,863

Utilities - 2.1%
American States Water Co.	5,797	444,398
American Water Works Co., Inc.	3,093	430,267
California Water Service Group	9,412	428,058
Clearway Energy, Inc. - Class A	16,020	484,765
Middlesex Water Co.	7,430	402,557
Ormat Technologies, Inc.	6,446	539,917
XPLR Infrastructure LP	47,988	393,502
		3,123,464
TOTAL COMMON STOCKS (Cost $135,282,758)		144,875,745

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.7%	Shares	Value
Financials - 0.3%
AGNC Investment Corp. (b)	47,591	437,361

Real Estate - 4.4%
Agree Realty Corp. (b)	5,909	431,712
American Assets Trust, Inc.	22,639	447,120
Apple Hospitality REIT, Inc. (b)	35,311	412,079
Cousins Properties, Inc.	15,454	464,084
First Industrial Realty Trust, Inc.	8,449	406,650
Hudson Pacific Properties, Inc.	154,486	423,292
Kimco Realty Corp.	21,468	451,257
Prologis, Inc.	4,079	428,785
Realty Income Corp.	8,182	471,365
Rexford Industrial Realty, Inc.	11,646	414,248
Ryman Hospitality Properties, Inc.	4,988	492,166
Simon Property Group, Inc.	2,747	441,608
Sunstone Hotel Investors, Inc.	48,444	420,494
WP Carey, Inc.	7,227	450,820
Xenia Hotels & Resorts, Inc.	38,757	487,176
		6,642,855
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,852,094)		7,080,217

SHORT-TERM INVESTMENTS - 2.0%		Value
Investments Purchased with Proceeds from Securities Lending - 1.7%	Shares
First American Government Obligations Fund - Class X, 4.25% (d)	2,611,368	2,611,368

Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (d)	465,085	465,085
TOTAL SHORT-TERM INVESTMENTS (Cost $3,076,453)		3,076,453

TOTAL INVESTMENTS - 101.7% (Cost $146,211,305)		155,032,415
Liabilities in Excess of Other Assets - (1.7)%		(2,574,900)
TOTAL NET ASSETS - 100.0%		$152,457,515
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $2,548,832.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Etho Climate Leadership U.S. ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	144,875,745	–	–	144,875,745
Real Estate Investment Trusts - Common	7,080,217	–	–	7,080,217
Investments Purchased with Proceeds from Securities Lending	2,611,368	–	–	2,611,368
Money Market Funds	465,085	–	–	465,085
Total Investments	155,032,415	–	–	155,032,415

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.